Stockholders’ Equity (Details) $ / shares in Units, Token in Millions																											1 Months Ended									2 Months Ended	3 Months Ended						9 Months Ended	12 Months Ended
		May 05, 2026 $ / shares	Feb. 26, 2026 USD ($) $ / shares shares	Feb. 24, 2026	Feb. 17, 2026 shares	Jan. 15, 2026 USD ($) shares	Jan. 02, 2026 USD ($) shares	Dec. 23, 2025 USD ($) shares	Dec. 22, 2025 shares	Nov. 13, 2025 USD ($) $ / shares shares	Oct. 09, 2025 USD ($) Token shares	Sep. 30, 2025 USD ($) shares	Sep. 26, 2025	Sep. 19, 2025 USD ($) $ / shares	Sep. 04, 2025 USD ($) $ / shares shares	Aug. 28, 2025 $ / shares shares	Jul. 31, 2025 USD ($) shares	Jun. 30, 2025 shares	May 31, 2025 shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 19, 2024 shares	Dec. 18, 2024 USD ($) $ / shares shares	Dec. 16, 2024 USD ($) shares	Nov. 30, 2024 USD ($) $ / shares shares	Nov. 08, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares	Feb. 28, 2026 USD ($) shares	Feb. 04, 2026 USD ($) shares	Jan. 31, 2026 USD ($) shares	Aug. 31, 2025 USD ($) shares	Jun. 30, 2025 USD ($) shares	May 31, 2025 USD ($) shares	Apr. 30, 2025 USD ($) shares	Feb. 28, 2025 USD ($) shares	Nov. 30, 2024 USD ($) $ / shares shares	Aug. 31, 2025 shares	Mar. 31, 2026 USD ($) $ / shares shares		Jun. 30, 2025 USD ($)	Mar. 31, 2025 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares		Sep. 30, 2024 USD ($) shares	Dec. 31, 2025 USD ($) $ / shares shares	Sep. 30, 2024 USD ($)	Nov. 25, 2025 $ / shares	Jul. 30, 2025 shares	Nov. 13, 2024 $ / shares	Oct. 24, 2024 shares
Stockholders’ Equity [Line Items]
Purchase unit			400
Aggregate purchase amount (in Dollars)			$ 20,000,000,000
Purchase unit price (in Dollars)			$ 50,000,000
Number of share | shares			1
Warrants to purchase | shares																250,000
Percentage of number of shares issuable upon conversion of shares			150.00%
Number of units sold | shares			200
Aggregate proceeds (in Dollars)																																									$ 478,000
Aggregate units			200
Investments (in Dollars)			$ 10,000,000
Offering price (in Dollars per share) | $ / shares			$ 1																																		$ 3.65											$ 2.39
Consecutive days			10 days
Preferred stock value issued (in Dollars)																																						[1]
Common stock share right to purchase | shares																																															50,000,000
Price per warrants (in Dollars per share) | $ / shares																$ 4.4									$ 2
Purchase price percentage				7.50%
Issuance of common stock | shares																											688,943										1,850,000
Cash payment (in Dollars)																																												$ 300,000
Sell of common shares (in Dollars)														$ 250,000,000
Common per share (in Dollars per share) | $ / shares																				$ 0.0001																	$ 0.0001				$ 0.0001			$ 0.0001
Value of common stock (in Dollars)																																									$ 478,000
Common stock voting rights																																												one
Common stock shares authorized | shares																				150,000,000																	150,000,000				150,000,000			150,000,000
Preferred stock shares authorized | shares																				15,000,000																	15,000,000				15,000,000			15,000,000
Preferred stock par value (in Dollars per share) | $ / shares																				$ 0.0001																	$ 0.0001				$ 0.0001			$ 0.0001
Carrying value (in Dollars)																										$ 270,563,000
Proceed from related party (in Dollars)																																					$ 411,000								1,354,000
Due to affiliates (in Dollars)																				$ 1,167,000																	7,729,000				1,167,000			3,117,000
Carrying value (in Dollars)																																													(3,900,000)
Purchase price discount percentage																								5.00%											5.00%
Issuance costs (in Dollars)																																			$ 36,281,000
Shares fair value (in Dollars)																																									1,364,000
Share-based compensarion expense (in Dollars)																																								$ 178	6,000			18,825,000	230,000
Professional fees (in Dollars)																																									$ 3,106,000			$ 7,645,000	$ 5,987,000
Number of days													10 years			10 years
Warrant units exercised | shares																																												1,192,149
Conversion common stock | shares																		260,300
Share value (in Dollars)																																												$ 1,792,000
Amount converted (in Dollars)						$ 3,250,000,000
Price per share (in Dollars per share) | $ / shares																																												$ 2
Limitation blocker rate																																												9.90%
Estimated shares issued (in Dollars)																													$ 18,648,000
Consultant [Member]
Stockholders’ Equity [Line Items]
Share-based compensarion expense (in Dollars)																							$ 900,025,000
Director [Member]
Stockholders’ Equity [Line Items]
Professional fees (in Dollars)																							$ 959,100,000
Warrant [Member]
Stockholders’ Equity [Line Items]
Beneficial ownership percentage																																					9.90%							9.90%
Common stock share right to purchase | shares																																					1							1
Price per warrants (in Dollars per share) | $ / shares																																					$ 2.13							$ 0.0125
Common per share (in Dollars per share) | $ / shares																																												$ 0.0001
Value of common stock (in Dollars)											$ 3,132,000
Warrant units exercised | shares																																												6,315,177
Restricted shares | shares															15,957
Common Warrant Liability [Member]
Stockholders’ Equity [Line Items]
Gross proceeds (in Dollars)																																					$ 10,000,000
Change in fair value (in Dollars)																																					$ 43,503,000
Securities Purchase Agreement Two [Member]
Stockholders’ Equity [Line Items]
Purchase price (in Dollars per share) | $ / shares																								$ 1.7765											$ 1.7765
Private Placement Warrant [Member]
Stockholders’ Equity [Line Items]
Price per warrants (in Dollars per share) | $ / shares																																												$ 6
Issuance of common stock | shares																					230,000													125,000
Cash payment (in Dollars)																																							$ 800,000
Value of common stock (in Dollars)																	$ 27,923,000																$ 157,000	$ 3,056,000
Number of days																					75 days																							75 days
Warrant units exercised | shares																																				2,499,999
Preferred stock percentage																																												1.50%
Pre-Funded Warrant [Member]
Stockholders’ Equity [Line Items]
Price per warrants (in Dollars per share) | $ / shares																																												$ 0.0001
Issuance of common stock | shares																																		83,333
Warrant units exercised | shares																																				1,353,333
August 2024 Warrant [Member]
Stockholders’ Equity [Line Items]
Shares issued upon exercise and conversion | shares																														123,860
August 2024 Note [Member]
Stockholders’ Equity [Line Items]
Share value (in Dollars)																														$ 1,012,000
September 2025 Private Placement [Member]
Stockholders’ Equity [Line Items]
Aggregate purchase amount (in Dollars)															$ 10,000,000
Purchase unit price (in Dollars)															$ 50,000
Number of units															200
Price per share (in Dollars per share) | $ / shares															$ 4.89
November 2024 Warrant [Member]
Stockholders’ Equity [Line Items]
Common stock share right to purchase | shares											351,424
Common Stock [Member]
Stockholders’ Equity [Line Items]
Issuance of common stock | shares																				200,000							3,100,000	868,116													249,263
Common per share (in Dollars per share) | $ / shares										$ 0.0001
Value of common stock (in Dollars)																										$ 1,802,215,000																[2]
Total proceeds for common stock (in Dollars)																											$ 1,322,000	$ 2,208,000
Issuance of shares | shares																																												310,000
Shares fair value (in Dollars)	[2]
Issued stock grants | shares										3,950,000
Shares issued upon exercise of option | shares																																												85,710
Shares issued upon exercise and conversion | shares																																												503,455
Share value (in Dollars)	[2]
Issuance value stock issued (in Dollars)	[2]
Issued shares employees | shares																																									690,000
Common Stock [Member] | Warrant [Member]
Stockholders’ Equity [Line Items]
Warrants to purchase | shares			0.0001
Price per warrants (in Dollars per share) | $ / shares																																					$ 0.01
Common per share (in Dollars per share) | $ / shares															$ 0.0001
Common Stock [Member] | Private Placement Warrant [Member]
Stockholders’ Equity [Line Items]
Issuance of common stock | shares																	4,899,166
Common Stock [Member] | September 2025 Private Placement [Member]
Stockholders’ Equity [Line Items]
Shares converted | shares															10,224
Subsequent Event [Member]
Stockholders’ Equity [Line Items]
Aggregate units			200
Investments (in Dollars)			$ 10,000,000
Offering price (in Dollars per share) | $ / shares		$ 1	$ 1
Consecutive days		30 days	10 days
Amount converted (in Dollars)						$ 3,250,000,000
Shares converted | shares					1,625,000
Subsequent Event [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Issuance of common stock | shares						1,850,000
Price per unit (in Dollars per share) | $ / shares			$ 0.0001
Securities Purchase Agreement [Member]
Stockholders’ Equity [Line Items]
Filing days																																					45 days
Securities Purchase Agreement [Member] | Subsequent Event [Member]
Stockholders’ Equity [Line Items]
Filing days				45 days
Registration Rights Agreement [Member]
Stockholders’ Equity [Line Items]
Purchase price percentage																																					1.50%
Registration Rights Agreement [Member] | Subsequent Event [Member]
Stockholders’ Equity [Line Items]
Purchase price percentage				1.50%
ELOC Purchase Agreement [Member]
Stockholders’ Equity [Line Items]
Common per share (in Dollars per share) | $ / shares														$ 0.0001
Securities Purchase Agreement One [Member]
Stockholders’ Equity [Line Items]
Aggregate proceeds (in Dollars)																																			$ 231,765,000
Sale of shares | shares																																			110,707
Purchase price (in Dollars per share) | $ / shares																								$ 2.09456											$ 2.09456
Securities Purchase Agreement Two [Member]
Stockholders’ Equity [Line Items]
Aggregate proceeds (in Dollars)																																			$ 246,030,000
Sale of shares | shares																																			138,556
Exit and Settlement Agreement [Member]
Stockholders’ Equity [Line Items]
Issuance of shares | shares																									140,100
Shares fair value (in Dollars)																									$ 108,344,000
Share-based compensarion expense (in Dollars)																									$ 325,032,000
New Joint Venture Agreement [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Issuance of common stock | shares												310,000
Value of common stock (in Dollars)												$ 1,144,000
Pre-Funded Warrant [Member]
Stockholders’ Equity [Line Items]
Conversion price (in Dollars per share) | $ / shares																																												$ 2.13
Pre-Funded Warrant [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Convertible shares | shares																																					23,474							23,474
Private Placement [Member]
Stockholders’ Equity [Line Items]
Offering price (in Dollars per share) | $ / shares																																					$ 10									$ 10
Percentage of gross proceeds raised in private placement				3.50%
Private Placement [Member] | Warrant [Member]
Stockholders’ Equity [Line Items]
Price per warrants (in Dollars per share) | $ / shares																																												$ 15,957
Private Placement [Member] | Subsequent Event [Member]
Stockholders’ Equity [Line Items]
Purchase price percentage				7.50%
Percentage of gross proceeds raised in private placement				3.50%
Private Placement [Member] | Securities Purchase Agreement [Member] | Subsequent Event [Member]
Stockholders’ Equity [Line Items]
Aggregate units			400
Two Thousand and Twenty Four Private Placement [Member]
Stockholders’ Equity [Line Items]
Common stock share right to purchase | shares																						1
Issuance of common stock | shares																						1,666,666
Value of common stock (in Dollars)																						$ 9,999,996,000
Price per unit (in Dollars per share) | $ / shares																						$ 6
Loans Payable [Member]
Stockholders’ Equity [Line Items]
Issuance of common stock | shares																										8,767
Value of common stock (in Dollars)																										$ 613,410,000
Proceed from related party (in Dollars)																										$ 342,847,000
December Two Thousand Twenty Three [Member]
Stockholders’ Equity [Line Items]
Issuance of common stock | shares																										94,710
Value of common stock (in Dollars)																										$ 6,627,315,000
Due to affiliates (in Dollars)																										2,727,061,000
Carrying value (in Dollars)																										$ 3,900,254,000
December 2024 Note [Member]
Stockholders’ Equity [Line Items]
Estinguishment of estimated amount (in Dollars)																															$ 260,000	$ 260,000
December 2024 Note [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Value of common stock (in Dollars)																															$ 520,000	$ 520,000
Conversion common stock | shares																															260,300	260,300
August 2024 Note [Member]
Stockholders’ Equity [Line Items]
Shares issued upon exercise and conversion | shares																														243,155
First Tranche [Member] | Synthetic Darwin LLC [Member]
Stockholders’ Equity [Line Items]
Shares issued upon exercise of option | shares											147,710
Number of tokens (in Token) | Token											50
Issuance value stock issued (in Dollars)											$ 1,000,000
Second Tranche [Member] | Synthetic Darwin LLC [Member]
Stockholders’ Equity [Line Items]
Value of common stock (in Dollars)											$ 3,360,000
Shares issued upon exercise of option | shares											375,000
Number of tokens (in Token) | Token											50
Old Nukk Equity Incentive Plan [Member]
Stockholders’ Equity [Line Items]
Issuance of common stock | shares																										5,629
Value of common stock (in Dollars)																										$ 213,386,000
2024 Incentive Plan [Member]
Stockholders’ Equity [Line Items]
Issued stock grants | shares																							1,337,500
Value stock grants (in Dollars)																							$ 1,859,125,000
2025 Equity Incentive Plan [Member] | Subsequent Event [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Issued shares employees | shares																													475,000
Related Party [Member]
Stockholders’ Equity [Line Items]
Restricted shares | shares								105,000		105,000
Restricted share price (in Dollars)								$ 509,000		$ 509,000
Related Party [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Issuance of common stock | shares																																		83,333
Warrant units exercised | shares																																		83,333
Related Party [Member] | Common Stock [Member] | Private Placement Warrant [Member]
Stockholders’ Equity [Line Items]
Purchase price (in Dollars per share) | $ / shares																																												6
Related Party [Member] | Common Stock [Member] | Pre-Funded Warrant [Member]
Stockholders’ Equity [Line Items]
Purchase price (in Dollars per share) | $ / shares																																												$ 0.0001
Consultant [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Shares issued upon exercise of option | shares																	85,710		85,710
Maximum [Member]
Stockholders’ Equity [Line Items]
Market trading value (in Dollars)			$ 900,000,000
Common stock shares authorized | shares																																																	150,000,000
Maximum [Member] | Common Warrant Liability [Member]
Stockholders’ Equity [Line Items]
Change in fair value (in Dollars)																																					$ 25,429,000
Maximum [Member] | Subsequent Event [Member]
Stockholders’ Equity [Line Items]
Market trading value (in Dollars)			900,000,000
Minimum [Member]
Stockholders’ Equity [Line Items]
Market trading value (in Dollars)			900,000,000
Common stock shares authorized | shares																																																	40,000,000
Minimum [Member] | Common Warrant Liability [Member]
Stockholders’ Equity [Line Items]
Change in fair value (in Dollars)																																					18,074,000
Minimum [Member] | Subsequent Event [Member]
Stockholders’ Equity [Line Items]
Consecutive days		10 days
Market trading value (in Dollars)			$ 900,000,000
Series B Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Preferred stock par value (in Dollars per share) | $ / shares			$ 0.0001
Aggregate proceeds (in Dollars)			$ 10,000,000
Preferred stock value issued (in Dollars)																																					$ 50,000,000
Redeemable price percentage																																					105.00%							105.00%
Beneficial ownership percentage																																					9.90%							9.90%
Preferred stock votes																																					10,000							10,000
Liquidation preference (in Dollars)																																					$ 50,000,000							$ 50,000,000
Series B Preferred Stock [Member] | Common Warrant Liability [Member]
Stockholders’ Equity [Line Items]
Preferred stock value issued (in Dollars)																																					15,429,000
Series B Preferred Stock [Member] | Subsequent Event [Member]
Stockholders’ Equity [Line Items]
Price per unit (in Dollars per share) | $ / shares			$ 0.0001
Common Stock [Member]
Stockholders’ Equity [Line Items]
Issuance of common stock | shares							73,170
Value of common stock (in Dollars)																				$ 0																	$ 8,545,000
Shares converted | shares					1,625,000
Common Stock [Member] | Public Warrants [Member]
Stockholders’ Equity [Line Items]
Restricted shares | shares											377,432
Common Stock [Member] | June 2024 Warrant [Member]
Stockholders’ Equity [Line Items]
Common stock share right to purchase | shares											150,000
Common Stock [Member] | August 2025 Pre-funded Warrants [Member]
Stockholders’ Equity [Line Items]
Restricted shares | shares											1,702,070
Common Stock [Member] | Subsequent Event [Member]
Stockholders’ Equity [Line Items]
Issuance of common stock | shares							73,170
Common Stock [Member] | Pre-Funded Warrant [Member]
Stockholders’ Equity [Line Items]
Conversion price (in Dollars per share) | $ / shares																																					$ 2.13
Common Stock [Member] | 2025 Equity Incentive Plan [Member]
Stockholders’ Equity [Line Items]
Issued shares employees | shares									3,370,000	3,370,000
Series B Convertible Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Issuance of common stock | shares							2,439,000
Commitment Shares [Member]
Stockholders’ Equity [Line Items]
Issuance of common stock | shares							304,878
Value of common stock (in Dollars)							$ 1,250,000							$ 1,250,000
Commitment Shares [Member] | Subsequent Event [Member]
Stockholders’ Equity [Line Items]
Issuance of common stock | shares							304,878
Value of common stock (in Dollars)							$ 1,250,000
Common Stock Issuances [Member]
Stockholders’ Equity [Line Items]
Issuance of common stock | shares																							1,337,500	319,952		47,533																	361,531
Value of common stock (in Dollars)																								$ 771,085,000																			$ 1,880,000
Carrying value (in Dollars)																								$ 771,085,000
Common Stock Issuances [Member] | Consultant [Member]
Stockholders’ Equity [Line Items]
Issuance of common stock | shares																							647,500
Common Stock Issuances [Member] | Director [Member]
Stockholders’ Equity [Line Items]
Issuance of common stock | shares																							690,000
Common Stock Issuances [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Issuance of common stock | shares																																	12,500
Restricted Stock [Member] | September 2025 Private Placement [Member]
Stockholders’ Equity [Line Items]
Restricted share | shares															1
Series A Convertible Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Preferred stock par value (in Dollars per share) | $ / shares															$ 0.0001
Preferred stock percentage																																												105.00%
Series A Convertible Preferred Stock [Member] | September 2025 Private Placement [Member]
Stockholders’ Equity [Line Items]
Amount converted (in Dollars)															$ 50,000
Series A Convertible Preferred Stock [Member] | Subsequent Event [Member]
Stockholders’ Equity [Line Items]
Issuance of common stock | shares							2,439,000

[1]	Less than $1 thousand.
[2]	Less than $1 thousand.